Relevant events of the year (Details Narrative)							1 Months Ended			12 Months Ended
	May 25, 2022 USD ($) shares	Apr. 04, 2022 USD ($)	Feb. 25, 2022 USD ($) shares	Nov. 25, 2021 USD ($) shares	Sep. 25, 2021 USD ($) shares	Apr. 12, 2021	Jan. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2023	Jun. 30, 2022 USD ($)	Jun. 30, 2021	Mar. 03, 2020 integer
Statement [Line Items]
Additional shares acquired	$ 80,750		$ 36,835	$ 92,718	$ 9,480			$ 32,603
Common shares converted | shares	142,669		65,079	163,813	16,750			57,620
Distribution of ordinary Share							$ 4,000,000		$ 4,000,000
Liquid foreign assets											$ 100,000
Number of infected COVID cases | integer													9,500,000
Option contract [member]
Statement [Line Items]
Maximum term of the real right of surface				70 years
Second Stage [Member]
Statement [Line Items]
Contract Year				3 years
Additional extension				$ 100,000,000,000
Current annual interest rate on the payment				$ 1,000,000
First Stgae [Member]
Statement [Line Items]
Contract Year				3 years
Additional extension				$ 70,000,000,000
Third Stage [Member]
Statement [Line Items]
Contract Year				3 years
Additional extension				$ 120,000,000,000
Four Stage [Member]
Statement [Line Items]
Contract Year				4 years
Additional extension				$ 250,000,000,000
Five Stage [Member]
Statement [Line Items]
Additional extension				$ 1,000,000
Distribution of dividends by FyoAcopioS.A [Member]
Statement [Line Items]
Monthly Economic Activity Estimator											2.00%
Brasilagro [Member]
Statement [Line Items]
Share capital increase description						At Brasilagro's Ordinary General Shareholders' Meeting held on October 27, 2021, Brasilagro's Shareholders´ approved a dividend for an amount of BRL 260.0, or BRL 2.621181215 per share. Such dividends were paid on November 10, 2021.
Distribution of dividends		$ 200
Argentine peso depreciated											30.80%
IRSA [Member]
Statement [Line Items]
Distribution of ordinary shares | shares							400		395,000,000
Economic context Group operates [Member]
Statement [Line Items]
Percent of distribution of dividends											6.40%
Previous month Distribution of dividends												1.10%
Annual retail inflation												63.98%
Estimates a retail inflation										76.60%	90.20%
Economic growth											3.40%
Banco de la Naci?n Argentina [Member]
Statement [Line Items]
Percent of exchange gap											99.30%